VIA EDGAR
Securities and Exchange Commission	August 28, 2023
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-1090

Re:	Impact Shares Trust I: File Nos. 333-221764 and 811-23312

Post-Effective Amendment No. 35 to the Registration Statement

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of Impact Shares Trust I (the “Registrant”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), we are filing by electronic submission via EDGAR Post-Effective Amendment No.35 to the Registrant’s Registration Statement under the 1933 Act and Amendment No.38 under the 1940 Act on Form N-1A (the “Amendment”).

The Amendment is being filed to reflect a number of material changes, including (i) a change in the Registrant’s independent public accounting firm and (ii) potential changes to the Registrant’s investment advisor and board of trustees, which changes are subject to shareholder approval at a special meeting to be held after the date of this Amendment.

Pursuant to the provisions of Rule 485(a)(1) under the 1933 Act, it is intended that this Amendment become effective sixty days after filing.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me at (508) 904-9891.

Sincerely,

/s/ Donald J. Guiney
General Counsel, Impact Shares Corp

cc:	Brian D. McCabe, Ropes & Gray LLP